INVENTORIES, NET	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES, NET
INVENTORIES, NET

	As of December 31,
	2018	2017

Raw materials, materials and spare parts	850,182	616,870
Goods in process	1,187,071	1,251,779
Finished goods	464,154	423,372
Goods in transit	243,876	295,106
Obsolescence allowance (Note 19)	(55,454)	(36,197)

Inventories, net	2,689,829	2,550,930